Retirement benefits	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Retirement Benefits	Retirement benefits
Retirement benefits are provided in most of the countries where Shell has operational activities. Shell offers these benefits through funded and unfunded defined benefit plans and defined contribution plans. The most significant pension plans are in the Netherlands, UK and USA.
Other post-employment benefits (OPEB) comprising retirement health care and life insurance are also provided in certain countries. The most significant OPEB plan is in the USA.
24. Retirement benefits continued

Financial position

	$ million
	Dec 31, 2025	Dec 31, 2024
Obligations	(67,718)	(66,054)
Plan assets	72,913	69,707
Asset ceilings [A]	(7,279)	(402)
(Deficit)/Surplus	(2,084)	3,251
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	5,052	10,003
Non-current liabilities:	(7,136)	(6,752)
Non-current liabilities - Pensions	(4,152)	(3,874)
Non-current liabilities - OPEB	(2,984)	(2,878)
Total	(2,084)	3,251
[A] Mainly relates to the recognition of an asset ceiling in the Netherlands pension fund arising from regulatory changes under the "Wet Toekomst Pensioenen" (WTP) pension legislation.

Retirement benefit expense

	$ million
	2025	2024	2023
Defined benefit plans:
Current service cost, net of plan participants' contributions	680	802	731
Interest expense on defined pension benefit obligations	2,769	2,757	3,072
Interest income on plan assets	(3,153)	(2,999)	(3,417)
Interest expense on OPEB obligations	172	154	166
Current OPEB service cost	31	38	36
Interest expenses on asset ceilings	92	10	10
Other [A]	(31)	(467)	252
Total	560	295	850
Defined contribution plans	515	514	474
Total retirement benefit expense	1,075	809	1,324
[A]Mainly related to plan amendments and curtailments on pension plans and OPEB plans.
Retirement benefit expenses are presented principally within production and manufacturing expenses and selling, distribution and administrative expenses in the Consolidated Statement of Income. Interest income on plan assets is calculated using the same rate as that applied to the related defined benefit obligations for each plan to determine interest expense.

Remeasurements

	$ million
	2025	2024	2023
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions on pensions [A]	3,581	4,445	(1,513)
Due to changes in financial assumptions on OPEB [A]	(174)	249	(264)
Due to experience adjustments on pensions [B]	(537)	(701)	(491)
Due to experience adjustments on OPEB [B]	140	(259)	230
Due to changes in demographic assumptions on pensions [C]	(148)	445	(299)
Due to changes in demographic assumptions on OPEB [C]	9	87	(38)
Total	2,871	4,266	(2,375)
Return on plan assets in (shortage)/excess of interest income	(2,449)	(2,319)	1,243
Adjustments in respect to changes in asset ceilings [D]	(6,725)	(86)	49
Other movements	(10)	(7)	(5)
Total remeasurements	(6,313)	1,854	(1,088)
[A]Mainly relates to changes in the discount rate and inflation assumptions.
[B]Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C]Mainly relates to updates in mortality assumptions.
[D]Mainly relates to the recognition of an asset ceiling in the Netherlands pension fund arising from regulatory changes under the WTP pension legislation.
24. Retirement benefits continued
Defined benefit plan obligations

2025

	$ million, except where indicated
	Pension benefits					Other post-employment benefits
	The Netherlands	UK	USA	Rest of the world		OPEB [B]	Total
At January 1	23,577	16,957	9,596	13,046		2,878	66,054
Current service cost	168	102	199	193		31	693
Interest expense	811	907	485	566		172	2,941
Actuarial (gains)/losses	(2,636)	(248)	282	(294)		25	(2,871)
Benefit payments	(1,158)	(1,151)	(732)	(912)		(156)	(4,109)
Other movements	—	(8)	1	(14)		(9)	(30)
Currency translation differences	2,836	1,175	—	985		44	5,040
At December 31	23,598	17,734	9,831	13,570	[A]	2,985	67,718
Comprising:
Funded pension plans	23,598	17,352	9,089	11,348			61,387
Weighted average duration	14 years	12 years	12 years	13 years			13 years
Unfunded pension plans		382	742	2,222			3,346
Weighted average duration		13 years	8 years	11 years			11 years
Unfunded OPEB plans						2,985	2,985
Weighted average duration						14 years	14 years
[A]Rest of the world includes pension plans in Germany ($3,260 million) and Canada ($3,772 million) which are the largest pension plans in this category.
[B]Mainly related to post-retirement medical benefits in the USA.

2024

	$ million, except where indicated
	Pension benefits						Other post-employment benefits
	The Netherlands	UK	USA		Rest of the world		OPEB [C]	Total
At January 1	26,746	19,074	15,579		13,524		3,101	78,024
Current service cost	186	148	239		215		38	826
Interest expense	847	847	507		556		154	2,911
Actuarial gains	(1,377)	(1,793)	(997)		(22)		(77)	(4,266)
Benefit payments	(1,076)	(1,081)	(702)		(770)		(141)	(3,770)
Other movements	(251)	(1)	(5,030)	[A]	540		(95)	(4,837)
Currency translation differences	(1,498)	(237)	—		(997)		(102)	(2,834)
At December 31	23,577	16,957	9,596		13,046	[B]	2,878	66,054
Comprising:
Funded pension plans	23,577	16,638	8,787		10,913			59,915
Weighted average duration	15 years	12 years	12 years		13 years			13 years
Unfunded pension plans		319	809		2,133			3,261
Weighted average duration		15 years	8 years		11 years			11 years
Unfunded OPEB plans							2,878	2,878
Weighted average duration							12 years	12 years
[A]Other movements mainly include an insurance contract with a third-party company in the USA to settle $5,052 million of pension liabilities.
[B]Rest of the world includes pension plans in Germany ($3,234 million) and Canada ($3,641 million), which are the largest pension plans in this category.
[C]Mainly related to post-retirement medical benefits in the USA.
24. Retirement benefits continued
Defined benefit plan assets

2025

	$ million
	Pension benefits
	The Netherlands	UK	USA	Rest of the world		Total
At January 1	28,330	19,560	9,425	12,392		69,707
Return on plan assets in excess of interest income	(2,098)	(479)	64	64		(2,449)
Interest income	983	1,052	486	632		3,153
Employer contributions	218	19	297	105	[A]	639
Plan participants' contributions	11	16	—	6		33
Benefit payments	(1,158)	(1,151)	(732)	(864)		(3,905)
Other movements	(11)	(22)	(11)	68		24
Currency translation differences	3,428	1,371	—	912		5,711
At December 31	29,703	20,366	9,529	13,315	[B]	72,913
[A]Includes a netted amount of $124 million received from a captive structure in relation to pension plans reinsured in Rest of the world.
[B]Rest of the world includes pension plans in Germany ($3,123 million) and Canada ($3,111 million), which are the largest pension plans in this category.

2024

	$ million
	Pension benefits
	The Netherlands	UK	USA		Rest of the world		Total
At January 1	30,266	22,320	14,835		12,540		79,961
Return on plan assets in excess of interest income	(34)	(2,435)	(566)		716		(2,319)
Interest income	946	995	487		571		2,999
Employer contributions	2	36	262		109	[B]	409
Plan participants' contributions	12	17	—		7		36
Benefit payments	(1,076)	(1,081)	(702)		(731)		(3,590)
Other movements	(9)	(22)	(4,891)	[A]	470		(4,452)
Currency translation differences	(1,777)	(270)	—		(1,290)		(3,337)
At December 31	28,330	19,560	9,425		12,392	[C]	69,707
[A]Other movements mainly include an insurance contract with a third-party company in the USA to settle $4,920 million of plan assets.
[B]Includes the netted amount of $108 million received from the captive structure in relation to pension plans reinsured in Rest of the world.
[C]Rest of the world includes pension plans in Germany ($2,705 million) and Canada ($3,179 million), which are the largest pension plans in this category.
The table below presents percentages derived from a weighted average calculation of the investments in the plan assets.

Type of pension assets

	2025	2024
Quoted in active markets:
Equities [A]	12%	12%
Debt securities [B]	62%	68%
Real estate	2%	2%
Unquoted
Equities	12%	13%
Debt securities	1%	4%
Real estate	6%	6%
Investment funds	3%	3%
Debt repurchase agreements [C]	(11)%	(12)%
Other	2%	1%
Cash and cash equivalents [D]	11%	3%
[A]Equity securities (quoted) are mainly related to investments of the Netherlands pension fund.
[B]Debt securities (quoted) are mainly related to the investments of the UK and the Netherlands pension funds.
[C]Debt repurchase agreements are mainly related to UK member-defined pension plans to fund liability-driven investments.
[D]The increase in cash and cash equivalents primarily results from changes in the Netherlands pension fund.
24. Retirement benefits continued
Employer contributions to defined benefit pension plans are based on actuarial valuations in accordance with local regulations and are estimated to be $1,061 million in 2026, including a minimum final payment of $293 million in the Dutch pensions to transform from the defined benefit plan into a defined contribution.
Characteristics of significant defined benefit and defined contribution plans and regulatory framework
The Netherlands
The principal defined benefit pension plan in the Netherlands is a funded career-averaged pension arrangement with retired employees drawing benefits as an annuity, with a of deficit of $483 million reported as at December 31, 2025, (2024: $4,753 million surplus). The variance is primarily due to the recognition of an asset ceiling and a 'minimum funding requirement' (see Dutch pension reform). While the plan was closed to employees hired or rehired after July 1, 2013, it currently remains open for ongoing accrual for existing active members. Active members account for 17% (2024: 21%) of the total defined benefit liability in the Netherlands. From July 1, 2013 onwards, new employees in the Netherlands are entitled to membership of a defined contribution pension plan.
In line with Dutch regulations, the defined benefit pension plan has a Trustee Board with trustee representatives nominated by the Company, the Central Staff Council and retired members. The defined benefit pension plan also has an Accountability Council comprising members nominated by the Company, the Central Staff Council and retired members. Furthermore, there is a Supervisory Committee, which includes external experts from the pension industry, to oversee management, compliance and operations of the fund. The defined contribution pension plan has a one-tier Trustee Board with an independent chair, trustee representatives nominated by the Company and the Central Staff Council, as well as two executive board members. The defined contribution fund also has an Accountability Council comprised of members nominated by the Company and the Central Staff Council. Both Trustee Boards are responsible for administering the plans in line with the Dutch "Pensioenwet" (PW), including corporate governance, investment strategy for the pension plans' assets and paying member benefits, and are required to act in the best interests of the members.
Dutch pension reform
As per July 1, 2023, new pension legislation WTP came into effect in the Netherlands, with implementation required before January 2028. This legislation aims to create a more resilient and adaptable pensions system that can better accommodate demographic changes and economic fluctuations while providing adequate retirement income. The legislation requires all future pension accruals to be in a defined contribution framework, with the intention that existing benefits accrued in pension funds are also converted into a defined contribution framework. The new regulatory framework will impact Shell's existing defined benefit pension plan, net pension scheme and defined contribution pension plan in the Netherlands.
In response to the changes to the pension legislation the Company, with the consent of the Central Staff Council in the Netherlands, decided on June 25, 2024, that all future pension accruals from January 1, 2027, will be under a defined contribution framework. The new pension scheme(s) and associated transition measures were laid down in separate transition plans. These were formally approved by the Trustee Boards of the respective pension funds. As a result of these approvals the defined benefit scheme of Shell will be transferred into a new defined contribution plan from January 1, 2027, and the existing defined contribution plan transformed on January 1, 2026.
The transition plan for the defined benefit plan states that the transfer into a new defined contribution plan is subject to the average local funding level of the plan remaining above an agreed level (125%) for July, August and September 2026. If the funding level falls below 125% during the transition period, the transition plan and anticipated cash contributions may need to be reassessed. In July 2025, after the formal approval and acceptance by the Trustees Board, Shell derecognised the pension surplus of $5,521 million, based on asset ceiling principles, resulting in a loss in other comprehensive income. In addition a "minimum funding requirement" (MFR) was recognised of $750 million resulting in a loss recognition in the Consolidated Statement of Other Comprehensive income, to reflect an expected (final) cash contribution. On the expected date of transition (December 31, 2026), a charge to the Consolidated Statement of Income is expected in respect of the surplus previously derecognised. The asset ceiling and the MFR initially recognised are subject to uncertainty and market risks and will be monitored and remeasured.
UK
The four largest defined benefit pension plans for employees in the UK are funded final salary pension arrangements with retired employees mainly drawing benefits as an annuity with the option to take a portion as a lump sum. The three plans are separate and independent plans and cannot be netted against each other. In total, the plans reported a surplus of $2,632 million as at December 31, 2025 (2024: surplus of $2,603 million), which is after netting of unfunded plans of $382 million (2024: $319 million), which are reported as non-current liabilities on the balance sheet. All three plans were closed to new employees hired or rehired. However, two plans currently remain open for ongoing accrual for existing active members. Active members account for 13% (2024: 14%) of the total defined benefit liability in the UK. From March 1, 2013, onwards new employees in the UK are entitled to membership of a defined contribution pension plan.
In line with UK regulations, the principal defined benefit pension plan is governed by a corporate trustee whose board comprises four trustee directors nominated by the Company, including the chair and four member-nominated trustee directors. The defined contribution pension plan is governed by a corporate trustee whose board comprises of three company-nominated directors, including the chair and three member-nominated trustee directors. The trustees are responsible for administering the plans in line with the Trust Deed and Regulations, including setting the investment strategy for the pension plans' assets and paying member benefits, and are required to act in the best interests of the members of the pension plans.
24. Retirement benefits continued
USA
The principal defined benefit pension plan in the USA is a funded final average pay pension plan with a surplus of $440 million as at December 31, 2025 (2024: $638 million surplus). After retirement, all retirees can choose to draw their benefits as an annuity, while some others have the choice to take their benefit as a lump sum. There is additionally an unfunded defined benefit pension plan with a deficit of $742 million (2024: $809 million deficit), which primarily provided lump sums. In addition, the Company provides a defined contribution benefit plan. The plans are subject to the provisions of the Employee Retirement Income Security Act (ERISA). Active members account for 34% (2024: 30%) of the total defined benefit liability in the USA.
Both the funded defined benefit pension plan and the defined contribution pension plan are governed by trustees who are appointed by the Plan Sponsor and are named fiduciaries with respect to the plans. The trustees are generally responsible for investment-related matters, appointing the Plan Administrator, maintaining general oversight and deciding appeals of participants.
USA OPEB
The Company also sponsors other post-retirement employee benefits (OPEB), mainly in the USA. The OPEB plans in the USA provide medical, dental and vision benefits, as well as life insurance benefits to eligible retired employees. The plans are unfunded, and the Company and retirees share the costs of the premiums. The plans reported with a deficit of $2,352 million as at December 31, 2025 (2024: $2,337 million deficit). The plan that provides post-retirement medical benefits in the USA is closed to employees hired or rehired on or after January 1, 2017. Certain life insurance benefits are paid by the Company.
Significant funding requirements:
￮Additional contributions to the Dutch defined benefit pension plan would be required if the 12-month rolling average local funding falls below 105% for six months or more. At the most recent 2025 funding valuation, the local funding percentage was above this level.
￮There are no set minimum statutory funding requirements for the UK plans. A professional qualified independent actuary, appointed by the Trustee Board, undertakes a local funding valuation typically every three years. The most recent completed funding valuation for the principal defined benefit plan was undertaken as at December 31, 2023, and revealed a funding ratio of 108% and therefore no sponsor contributions (except for salary sacrifice contributions) were payable under the schedule of contributions.
￮Under the Pension Protection Act, US pension plans are subject to minimum required contribution levels based on the funding position.
No contributions are required based on the most recent funding valuation.
Associated risks to which retirement benefits are exposed
There are inherent risks associated with defined benefit pension and OPEB plans. These risks are related to various assumptions made on valuation of the liabilities and the cash funding requirement of the underlying plans. Volatility in capital markets or government policies, and the resulting consequences for investment performance, interest and inflation rates, as well as changes in assumptions for mortality, retirement age or pensionable remuneration at retirement, could result in significant changes to the funding level of future liabilities. In case of a shortfall, there could be a requirement to make substantial cash contributions (depending on the applicable local regulations).
These inherent risks are managed by a pension forum, chaired by the Chief Financial Officer, who oversees Shell's pension strategy, policy and operations. The forum is supported by a risk committee in reviewing the results of the assurance process with respect to pension risk.
Investment strategies
Long-term investment strategies of plans are generally determined by the relevant pension plan trustees using a structured asset/liability modelling approach to define the asset mix that best meets the objectives of optimising returns within agreed risk levels, while maintaining adequate funding levels.
Principal and actuarial assumptions
The principal assumptions applied in determining the present value of defined benefit obligations and their bases were as follows:
￮rates of increase in pensionable remuneration, pensions in payment and health care costs: historical experience and management's long-term expectation;
￮discount rates: prevailing long-term AA corporate bond yields, chosen to match the currency and duration of the relevant obligation; and
￮mortality rates: published standard mortality tables for the individual countries concerned adjusted for Shell experience where statistically significant.
The weighted averages for those assumptions and related sensitivity information as at December 31, 2025 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another. The weighted averages are at nominal terms and based on market expectations at December 31, 2025.
24. Retirement benefits continued

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used at nominal rates		Increase/(decrease) in defined benefit obligations
	Dec 31, 2025	Dec 31, 2024	Range of assumptions	Dec 31, 2025		Dec 31, 2024
Rate of increase in pensionable remuneration [A]	3.8%	3.9%	-1% to +1%	(365)	411	(421)	469
of which the Netherlands	3.3%	3.3%
of which the UK	3.5%	3.5%
of which the USA	4.6%	4.6%
Rate of increase in pensions in payment	1.9%	2.0%	-1% to +1%	(4,994)	6,015	(4,978)	6,045
of which the Netherlands	2.1%	2.1%
of which the UK	2.6%	2.9%
of which the USA	—%	—%
Discount rate for pension plans	4.9%	4.5%	-1% to +1%	8,283	(6,705)	8,641	(6,925)
of which the Netherlands	4.3%	3.5%
of which the UK	5.5%	5.5%
of which the USA	5.5%	5.6%
Inflation rate for defined benefit obligation [B]	2.0%	2.1%	-1% to +1%	(5,217)	6,217	(5,328)	6,494
of which the Netherlands	2.1%	2.1%
of which the UK	2.7%	3.0%
Expected age at death for persons aged 60:
Men	88 years	88 years	-1 year to +1 year	(960)	990	(970)	981
of which the Netherlands	88 years	88 years
of which the UK	88 years	87 years
of which USA	88 years	88 years
Women	90 years	89 years	-1 year to +1 year	(825)	843	(850)	874
of which the Netherlands	90 years	90 years
of which the UK	89 years	89 years
of which the USA	89 years	89 years
Rate of increase in health care costs [C]	7.6%	8.0%	-1% to +1%	(305)	371	(295)	359
Discount rate for health care plans [C]	6.1%	6.0%	-1% to +1%	407	(327)	390	(314)
[A]Based on active members.
[B]Excluding US funds in the weighted average inflation rate, because of the insignificant impact on the defined benefit obligation.
[C]Mainly related to post-retirement health care benefits in the USA.